FAIR VALUE MEASUREMENTS (Details) - Fair value, recurring basis - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quoted Prices in Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	$ 452,430,869	$ 451,020,841	$ 442,048,296
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	0	0	0
Significant Other Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	$ 0	$ 0	$ 0